Balance Sheet Components	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
3.	Balance Sheet Components

Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31,
	2015	2014
Lab equipment	$35,651	$35,651
Computer equipment and software	48,882	4,023

Total property and equipment	84,533	39,674
Less: accumulated depreciation	(43,243)	(31,996)

Property and equipment, net	$41,290	$7,678

Depreciation expense for the years ended December 31, 2015, 2014 and 2013 was $11,247, $7,680 and $7,234, respectively.

Accrued Liabilities

Accrued liabilities consist of the following:

	December 31,
	2015	2014
Accrued bonuses	$524,912	$—
Accrued consulting costs	245,317	100,000
Accrued contract research costs	152,242	80,515
Accrued vacation	61,246	25,673
Accrued legal fees	—	18,324
Accrued other	22,735	1,750

Total accrued liabilities	$1,006,452	$226,262